ACCUMULATED OTHER COMPREHENSIVE LOSS (Details Textual) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011 Predecessor [Member]
Non Taxable Translation Gain Included In Accumulated Net Adjustment	0	0	2.3
Gain (Loss) On Revaluation Of Long Term Debt Net Of Tax	0	0	1.6
Gain (Loss) On Revaluation Of Long Term Debt Tax	0	0	0